Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Business Acquisition

On April 28, 2025, the Company and IVP FL Holding Company LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“IVP FL”), entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Joseph A. Suarez D.V.M., P.A. (the “Seller”), Joseph A. Suarez, DVM (the “Owner” and together with the Seller, the “Seller Parties”), related to the acquisition of Debary Animal Clinic, a veterinary clinic. The asset acquisition is currently pending and subject to the fulfillment of specific closing conditions outlined in the agreement. These conditions must be met before the acquisition can be finalized and ownership transferred.

Stock Options

The Company has entered into an employment agreement (the “Employment Agreement”) with Richard Frank, the Company’s current Chief Financial Officer. The Employment Agreement provides for an initial two-year term. On April 1, 2025, the Company granted Richard Frank 58,480 stock options that vest immediately with an expiration date of April 1, 2035. The options were issued under the “2022 Plan” with an exercise price of $1.71.

Nasdaq Compliance

On April 10, 2025, the Company received a notice letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, based on the Company’s stockholders’ equity of $1,562,005, as reported in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, the Company is no longer in compliance with the minimum stockholders’ equity requirement for continued inclusion on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Requirement”). Additionally, as of April 9, 2025, the Company does not meet the alternatives of market value of listed securities or net income from continuing operations. These matters serve as a basis for delisting the Company’s securities from Nasdaq.

The Company has 45 calendar days from the date of the Notice to submit its plan to regain compliance to Nasdaq. If the plan is accepted, Nasdaq will grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance. If Nasdaq does not accept the Company’s plan of compliance, the Company will have the opportunity to appeal the decision to the Nasdaq Hearings Panel.

17.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Animal Hospital and Clinic Acquisition

On February 26, 2025, Inspire Veterinary Partners Inc entered a non-binding Letter of Intent (“LOI”) with an animal hospital and clinic (“Practice”) to purchase substantially all of the properties and assets of the Practice. Management has evaluated the LOI and has determined that the acquisition is not a significant transaction.

Common Stock & Pre-Funded Warrants

On March 25, 2025, Inspire Veterinary Partners (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to issue and sell to the investor  in a registered direct offering (the “Offering”) 207,896 shares (the “Shares”) of Class A Common Stock (the “Common Stock”), pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 885,000 shares of Common Stock, five-year warrants (the “Series A Warrants”) to purchase up to 1,092,896 shares of Common Stock and eighteen-month warrants (the “Series B Warrants” and, together with the Series A Warrants, the “Common Warrants”) to purchase up to 1,092,896 shares of Common Stock. Gross proceeds from the Offering, before deducting the placement agent’s fees and other offering expenses, were $2,000,000.